Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Depreciation of Property and Equipment	Depreciation of property and equipment is provided using the straight-line method for substantially all assets as follows:
Leasehold improvements	7-10 years
Office furniture	5 years